SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments and fair value measurements (Details) - Recurring $ in Thousands	Dec. 31, 2018 USD ($)
Liabilities:
Convertible promissory notes	$ 51,922
Level 3
Liabilities:
Convertible promissory notes	$ 51,922